SCOPE OF CONSOLIDATION - Income (Loss) from Investments in Associates, Joint Ventures and Other Investments (Details) - USD ($) $ in Millions					1 Months Ended	12 Months Ended
	May 28, 2018	Aug. 25, 2017	Jan. 27, 2017	Jan. 26, 2017	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 21, 2016
Disclosure of financial assets [line items]
Share in net earnings of equity-accounted companies						$ 252	$ 567	$ 537
Impairment charges						0	(132)	(26)
Gain (loss) on disposal						(4)	126	(117)
Dividend income						99	91	54
Total						347	652	448
Impairment charges						0	132	26
Gain (loss) on disposal						$ 101	16	18
EIMP
Disclosure of financial assets [line items]
Gain (loss) on disposal								133
Proceeds from sales of investments other than investments accounted for using equity method								$ 44
Ownership interest in equity investment sold								21.00%
China Oriental
Disclosure of financial assets [line items]
Gain (loss) on disposal			$ (67)		$ (20)		$ (12)	$ (44)
Proportion of ownership interest in associate			39.02%	46.99%	37.02%	37.02%	37.02%	39.02%
Baffinland
Disclosure of financial assets [line items]
Gain (loss) on disposal						$ (4)	$ (3)	$ (22)
Proportion of ownership interest in associate						25.70%	28.76%	31.07%	44.54%
Associates | Loans and receivables
Disclosure of financial assets [line items]
Impairment charges								$ (17)
Impairment charges								17
Joint ventures | Loans and receivables
Disclosure of financial assets [line items]
Impairment charges								(9)
Impairment charges								9
Macsteel
Disclosure of financial assets [line items]
Gain (loss) on disposal							$ 142
Macsteel | Disposal group, disposed of by sale, not discontinued operations
Disclosure of financial assets [line items]
Impairment charges	$ (132)						(132)
Impairment charges	$ 132						$ 132
Kalagadi Manganese (Propriety) Ltd
Disclosure of financial assets [line items]
Gain (loss) on disposal								$ (187)
Proportion of ownership interest in joint venture sold		50.00%
Kalagadi Manganese (Propriety) Ltd | Top of range
Disclosure of financial assets [line items]
Disposal group, consideration										$ 150